Income tax (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Income Tax Expense	The Company’s income tax expense is as follows:

	Year ended December 31,
	2021	2020	2019
Current:
Federal	$—	$—	$—
State	133	144	110
Total current	$133	$144	$110

Deferred:
Federal	$147	$101	$217
State	647	598	60
Total deferred	$794	$699	$277
Total	$927	$843	$387

Schedule of Reconciliation of the Federal Income Tax Rate	A reconciliation of these differences is as follows:

	Year ended December 31,
	2021	2020	2019
Benefit calculated at federal income tax rate	21.0%	21.0%	21.0%
Change in valuation allowance	(28.8)	(34.2)	(25.7)
State tax benefit	9.6	7.1	4.7
Federal benefit on state tax	(2.0)	(1.5)	(1.0)
Change in state tax rate	0.5	5.1	(0.4)
Change in fair value of Warrant and Sponsor Covered Shares liabilities	1.2	—	—
Nondeductible compensation	(2.5)	—	—
Other permanent differences, net	0.1	—	(0.1)
Income tax expense	(0.9)%	(2.5)%	(1.5)%

Schedule of Deferred Tax Assets and Liabilities
The significant components of deferred tax assets and liabilities consist of the following:

	December 31,
	2021	2020
Deferred tax assets:
Net operating loss	$38,415	$12,765
Accrued compensation	7,892	5,334
Interest expense	6,834	2,621
Statutory premium reserve	1,655	2,119
Start-up costs	1,080	1,142
Deferred lease obligation	423	385
Stock-based compensation expense	2,688	852
Investments	458	407
Intangibles assets	1,293	653
Allowance for doubtful accounts	173	138
Debt issuance costs	52	58
Loss reserves	215	209
Other, net	11	13
Total gross deferred tax assets	61,189	26,696
Less valuation allowance	(55,620)	(23,330)
Total deferred tax assets	$5,569	$3,366

Deferred tax liabilities:
Intangibles assets	$(3,689)	$(2,347)
Other reserves	(1,360)	(927)
Title plants	(850)	(680)
Unrealized gain on investments	—	(249)
Fixed assets	(1,441)	(140)
Total deferred tax liabilities	$(7,340)	$(4,343)
Net deferred tax liability	$(1,771)	$(977)